Bishop Street Funds

Statement of Certification

Pursuant to Rule 497(j)

Bishop Street Funds (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statement of Additional Information dated May 1, 2022 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-80514 and 811-08572), which was filed electronically on April 29, 2022 (Accession No. 0001193125-22-134020).

Bishop Street Funds

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Secretary

Date:	May 4, 2022